UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave., 4th floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2017

U.S. Global Jets ETF
Ticker: JETS

U.S. Global GO GOLD and
Precious Metal Miners ETF

Ticker: GOAU

U.S. Global ETFs

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

AIRLINE INDUSTRY

For the period between December 31, 2016, and June 30, 2017, the U.S. Global Jets ETF (JETS) gained 12.58 percent in net asset value (“NAV”), underperforming the index which underlies the Fund, the U.S. Global Jets Index (JETSX), which rose 13.43 percent, and outperforming its benchmark, the S&P 500, which rose 9.34 percent.

Airlines saw the strongest start to a year in five years, with global air passenger demand, as measured by revenue passenger kilometers (RPKs), climbing nearly 10 percent in January compared to the same month in 2016, according to the International Air Transport Association (IATA). In the first three months of the year, the global air passenger market expanded 7 percent year-over-year, its fastest pace in that quarter since 2012.

Growth was led by the Asia-Pacific region, which saw a huge 14.3 percent surge from travel associated with Lunar New Year, the most important time in the Chinese calendar. During the annual two-week celebration, the largest mass migration of humans occurs as families reunite and go on vacations. This Lunar New Year, an estimated 58 million trips by air took place. That’s up from 55 million last year and is equivalent to the combined populations of Texas, New York and Ohio. China Southern Airlines, the largest carrier in Asia, added as many as 3,600 flights to accommodate the demand.

According to IATA CEO Alexandre de Juniac, January’s strong demand growth was “supported by the upturn in the global economic cycle and a return to a more normal environment after the terrorism and political ‘shock’ events seen in early 2016.” Terrorist attacks in Western Europe reduced European airlines’ revenues by approximately $2.5 billion in 2016, the IATA estimates.

North America was slowest out of all the regions in January, growing only 3.4 percent, with flight demand between the U.S. and United Kingdom softening since June 2016’s Brexit referendum.

This didn’t seem to hinder financial performance, however. In the first six months of 2017, North American airlines as a whole delivered higher profits than any other region. Net post-tax profits stood at $15.4 billion, or $16.32 per passenger, according to the IATA. The Asia-Pacific region came in second, with profits at $7.4 billion, or $4.96 per passenger.

By the end of 2017, roughly 1 percent of world gross domestic product (GDP), or $776 billion, will be spent on air transport, the IATA estimates.

The long-term outlook for domestic demand looks just as optimistic, says the Federal Aviation Administration (FAA). In its most recent forecast, the agency sees system traffic in revenue passenger miles (RPMs) increasing 2.4 percent annually between 2017 and 2037.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Improved Consumer Confidence and Satisfaction

Thanks to a steadily improving economy, rising GDP, strong consumer confidence and affordable airfare and fuel costs, more people than ever before are expected to fly on U.S. airlines this summer.

Airlines for America (A4A), the main airline industry trade group, projects a record 234.1 million people flying worldwide on U.S. carriers between June 1 and August 31. That figure’s up a healthy 4 percent from last summer. American Airlines reported that June RPMs hit a new all-time high for the month, reaching 21 billion, up 0.8 percent from June 2016.

The surge in air travel demand is a reflection of an improving domestic economy. Consumers are happy to spend their money right now, with the Consumer Confidence Index posting a 16-year high of 121.1 in July.

Glowing customer satisfaction is another contributing factor to increased demand. The J.D. Power 2017 North America Airline Satisfaction Study found that passengers are more satisfied with their service than at any other time in the study’s 10-year history. Despite the regretful United Airlines incident in April, when a man was dragged from a Chicago flight bound for Louisville, overall satisfaction rose for a fifth consecutive year, reaching its highest level ever.

“Airlines are making positive strides by adding value to their products and services with newer and cleaner planes, better in-flight services, improving on-time arrivals and bumping fewer passengers from their flights,” wrote Rick Garlick, J.D. Power’s global travel and hospitality practice lead.

Proof of Garlick’s comments is United’s swift response to the incident in April. The company officially ended its policy of allowing employees to take the seats of already-boarded passengers of oversold flights, and it announced that it was raising the maximum incentive for passengers to skip such a flight to $10,000.

The industry is also close to solving the issue of lost and mishandled luggage. Once a serious headache for passengers and carriers alike, costing  companies millions of dollars each year, newly-adopted technology has all but guaranteed that a bag will safely arrive at its destination. Small radio frequency identification devices (RFIDs), costing as little as $0.10 per passenger, are now embedded in luggage tags and emit radio waves that allow luggage to be scanned on conveyor belts. Since 2007, airlines around the globe have managed to halve the likelihood of a bag going missing, saving them an estimated $22.4 billion in total in 10 years, according to industry IT and telecommunication services company SITA’s Baggage Report 2016.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Foreign Policy in Driver’s Seat

In the first quarter, the U.S. aviation industry was disrupted when President Donald Trump signed his initial travel ban from seven mostly-Muslim countries. Between January 28 and February 4, bookings issued by those countries fell 80 percent compared to the same period in 2016, according to travel research firm ForwardKeys. But the ban’s effects went well beyond the Middle East, reaching most major world markets. Net international bookings to the U.S. cooled 6.5 percent during the period when the travel ban was in effect, versus the same time last year.

Although carriers rallied following the November election, there’s concern that Trump’s isolationist and protectionist rhetoric, particularly his tough stance on immigration from Mexico—currently the number two market for travel and tourism to the U.S.—and Arabic-speaking countries, could hurt the domestic travel industry.

At the same time, many industry leaders are hopeful that Trump, a former airline owner and executive, will prove to be a powerful ally in several key issues. U.S. carriers have long been pushing Congress to reform air traffic control so that the steering wheel is in the hands not of the FAA but a private, not-for-profit entity, similar to Canada’s system. The industry would also like to see open talks with several state-owned Middle Eastern carriers, whose governments provide tens of billions of dollars in “unfair” subsidies every year.

“The Gulf carrier subsidies threaten the jobs of 300,000 U.S. aviation workers and the American aviation industry as a whole,” Jill Zuckman, chief spokesperson for Partnership for Open & Fair Skies, an airline lobby group, alleged, “and we are optimistic that the Trump administration will stand up to the United Arab Emirates and Qatar, enforce our trade agreements and fight for American jobs.”

Welcoming Newcomer Comac

Last year, Boeing singled out China as its number one market, worth an estimated $1 trillion in new aircraft over the next 20 years. Now, Boeing and Airbus, the global airline manufacturing leaders, face a serious competitor in this market—and newcomer Comac has the home advantage.

In an industry virtually controlled by two companies, a little competition is more than welcome. According to Aviation Week, Boeing and Airbus represent 66 percent of the market today. By 2025, they’re projected to manufacture three out of every four new aircraft, with China’s state-owned Comac gaining 1 percent of the market.

Aviation Week could be underestimating Comac’s prospects. Chinese carriers and leasing companies have already placed more than 500 orders for the company’s C919, which is designed to compete directly with the ubiquitous Boeing 737 and Airbus A320. The narrow-body jet is scheduled to start rolling off the production line in 2019.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Airlines Continued to Offer Attractive Deals

Many U.S. stock investors might be discouraged by historically high valuations, but we believe the airlines industry continues to offer some attractive deals. Airlines, as measured by the Bloomberg U.S. Airlines Index, had a reasonable price-to-earnings (P/E) ratio of 9 as of March 31, 2016. That’s less expensive than the broader Dow Jones Transportation Index (16 times earnings) and far more reasonable than the S&P 500 Index, which was trading at 22 times earnings at the end of March.

Dividend yields also attracted new and returning investors to the industry. The airline index yields grew 20.11 percent for the one-year period as of March 31, compared to a 3.43 percent decline for the transportation index.

GOLD INDUSTRY

Up 7.75 percent in the first six months of 2017, gold was supported largely by strong demand in India as consumers made their purchases ahead of the government’s Goods and Services Tax (GST), scheduled to go in effect July 1, which levies a 3 percent tax on gold.

The U.S. Global GO GOLD and Precious Metal Miners Index (GOAU) was launched in late June to take advantage of gold’s well-documented seasonal trading patterns. Historically, the summer months have delivered among the lowest returns for gold as we lead up to what has traditionally been its best month, September. During that month, jewelry retailers in India restock their inventories in preparation for the upcoming Diwali festival, which normally occurs in October, and the Indian wedding season. It’s considered auspicious to buy gold bullion and gold jewelry during these two hugely important cultural events. This goes a long way in explaining why India is one of the two largest consumers of gold, the other being China.

With consumer prices in the U.S. possibly set to begin rising on President Trump’s more protectionist policies—once he can get them enacted—gold priced in dollars could also be headed higher.

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Because the Funds concentrate their investments in specific industries, the Funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The Funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds may invest in the securities of smaller-capitalization companies, which may be more volatile

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

than funds that invest in larger, more established companies. The performance of the Funds may diverge from that of their indices. Because the Funds may employ a representative sampling strategy and may also invest in securities that are not included in their indices, the Funds may experience tracking error to a greater extent than funds that seek to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to their indices. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

The Funds are distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index.

The Bloomberg U.S. Airlines Index is a capitalization-weighted index comprised of the airlines in the Americas that have a market capitalization greater than $250 million.

Dividend Yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Dow Jones Transportation Average (DJTA, also called the “Dow Jones Transports”) is a U.S. stock market index from S&P Dow Jones Indices of the transportation sector, and is the most widely recognized gauge of the American transportation sector.

Administered by the Conference Board, the Consumer Confidence Index (CCI) measures how optimistic or pessimistic consumers are with respect to the economy in the near future. The idea behind the Index is that if consumers are optimistic, they tend to purchase more goods and services. It is not possible to invest directly in an index.

The J.D. Power 2017 North America Airline Satisfaction Study measures passenger satisfaction among both business and leisure travelers, and is based on responses from 11,015 passengers who flew on a major North American airline between March 2016 and March 2017. The study was fielded between April 2016 and March 2017.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The price to earnings ratio (P/E ratio) is the measure of the share price relative to the annual net income earned by the firm per share. The P/E ratio shows current investor demand for a company share. A high P/E ratio generally indicates increased demand because investors anticipate earnings growth in the future.

The section labelled Schedules of Investments contains a more complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

PORTFOLIO ALLOCATION
As of June 30, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Airlines	86.9%
Aerospace & Defense	6.9
Miscellaneous Manufacturing	3.0
Engineering & Construction	2.0
Software	1.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

PORTFOLIO ALLOCATION
As of June 30, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Mining	98.2%
Short-Term Investments	1.8
Total	100.0%

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Australia – 1.0%
262,947	Qantas Airways, Ltd.	$1,156,015

	Canada – 2.0%
88,568	Air Canada (a)	1,187,008
200,842	Chorus Aviation, Inc.	1,178,599
		2,365,607

	China – 2.0%
39,311	China Eastern Airlines Corporation, Ltd. – ADR	1,202,917
1,403,300	China Southern Airlines Corporation, Ltd.	1,186,275
		2,389,192

	France – 2.0%
84,591	Air France KLM SA (a)	1,206,248
14,188	Airbus Group	1,166,750
		2,372,998

	Germany – 1.0%
52,193	Deutsche Lufthansa	1,187,776

	Hong Kong – 1.0%
394,620	TravelSky Technology, Ltd.	1,162,513

	Ireland – 1.0%
10,958	Ryanair Holdings plc – ADR (a)	1,179,190

	Israel – 1.1%
1,368,954	El Al Israel Airlines, Ltd.	1,259,720

	Japan – 1.0%
38,120	Japan Airlines Company, Ltd.	1,177,407

	Mexico – 1.0%
561,227	Grupo Aeromexico SAB de CV (a)	1,154,692

	Singapore – 1.0%
316,685	SATS, Ltd.	1,175,421

	Sweden – 1.0%
542,625	SAS AB (a)	1,185,122

	Switzerland – 1.0%
38,348	Wizz Air Holdings plc (a)	1,209,207

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Turkey – 1.0%
221,019	TAV Havalimanlari Holding AS	$1,185,359

	United Kingdom – 3.0%
147,745	Dart Group plc	1,184,415
67,130	easyJet plc	1,188,227
149,091	International Consolidated Airlines Group SA	1,184,526
		3,557,168

	United States – 79.7%
53,110	Alaska Air Group, Inc.	4,767,154
34,238	Allegiant Travel Company	4,642,673
286,821	American Airlines Group, Inc.	14,432,832
17,684	Boeing Company	3,497,011
262,495	Delta Air Lines, Inc.	14,106,481
17,570	General Dynamics Corporation	3,480,617
102,223	Hawaiian Holdings, Inc. (a)	4,799,370
204,966	JetBlue Airways Corporation (a)	4,679,374
100,653	SkyWest, Inc.	3,532,920
227,584	Southwest Airlines Company	14,142,070
89,676	Spirit Airlines, Inc. (a)	4,631,765
75,126	Textron, Inc.	3,538,435
184,017	United Continental Holdings, Inc. (a)	13,847,279
		94,097,981
	TOTAL COMMON STOCKS (Cost $103,976,727)	117,815,368

	SHORT-TERM INVESTMENTS – 0.3%
332,256	Fidelity Investments Money Market Government
	Portfolio – Class I- 0.81%*	332,256
	TOTAL SHORT-TERM INVESTMENT (Cost $332,256)	332,256
	TOTAL INVESTMENTS – 100.1%
	(Cost $104,308,983)	118,147,624
	Liabilities in Excess of Other Assets – (0.1)%	(97,203)
	NET ASSETS – 100.0%	$118,050,421

(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2017

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 98.2%

	Australia – 10.0%
25,824	Evolution Mining, Ltd.	$47,834
16,552	Regis Resources, Ltd.	48,089
53,192	Saracen Mineral Holdings, Ltd. (a)	47,833
20,956	St Barbara, Ltd. (a)	46,871
32,756	Westgold Resources, Ltd. (a)	46,324
		236,951

	Canada – 48.4%
13,284	Centerra Gold, Inc.	72,525
22,476	Endeavour Silver Corporation (a)	68,552
3,208	Franco-Nevada Corporation	231,489
13,536	IAMGOLD Corporation (a)	69,846
16,700	Kinross Gold Corporation (a)	67,969
10,624	Kirkland Lake Gold, Ltd.	100,522
23,520	New Gold, Inc. (a)	74,793
40,468	Premier Gold Mines, Ltd. (a)	91,434
83,000	Roxgold, Inc. (a)	71,684
7,128	Silver Standard Resources, Inc. (a)	69,213
11,716	Wheaton Precious Metals Corporation	233,031
		1,151,058

	South Africa – 16.1%
2,108	Anglo American Platinum, Ltd. (a)	48,299
9,000	AngloGold Ashanti, Ltd. – ADR	87,480
26,148	Gold Fields, Ltd. – ADR	90,995
41,892	Harmony Gold Mining Company, Ltd. – ADR	69,122
18,620	Sibanye Gold, Ltd. – ADR	86,211
		382,107

	United Kingdom – 7.8%
12,404	Acacia Mining plc	48,128
25,992	Highland Gold Mining, Ltd.	47,903
13,140	Hochschild Mining plc	46,927
243,316	Pan African Resources plc	43,575
		186,533

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	United States – 15.9%
8,224	Coeur Mining, Inc. (a)	$70,562
3,032	Royal Gold, Inc.	237,010
8,100	Tahoe Resources, Inc.	69,822
		377,394
	TOTAL COMMON STOCKS (Cost $2,357,725)	2,334,043

	SHORT-TERM INVESTMENTS – 1.8%
42,275	Fidelity Investments Money Market Government
	Portfolio – Class I – 0.81%*	42,275
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,275)	42,275
	TOTAL INVESTMENTS – 100.0% (Cost $2,400,000)	2,376,318
	Liabilities in Excess of Other Assets – (0.0)%+	(8)
	NET ASSETS – 100.0%	$2,376,310

(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2017
+	Percentage is less than (0.05)%

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF ASSETS & LIABILITIES
At June 30, 2017 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
ASSETS
Investments in securities, at value*	$118,147,624	$2,376,318
Receivable for capital shares sold	15,697,350	—
Receivable for investments sold	7,221,401	—
Dividends and interest receivable	38,835	71
Total assets	141,105,210	2,376,389

LIABILITIES
Payable for investments purchased	23,008,050	—
Management fees payable	46,739	79
Total liabilities	23,054,789	79

NET ASSETS	$118,050,421	$2,376,310

Net assets consist of:
Paid-in capital	$104,023,081	2,400,000
Undistributed (accumulated) net
investment income (loss)	278,785	(9)
Accumulated net realized gain (loss)
on investments	(82,802)	—
Net unrealized appreciation (depreciation) of:
Investments	13,838,641	(23,682)
Foreign currency	(7,284)	1
Net assets	$118,050,421	$2,376,310
Net asset value:
Net assets	$118,050,421	$2,376,310
Shares outstanding^	3,750,000	200,000
Net asset value, offering and
redemption price per share	$31.48	$11.88
* Identified Cost:
Investments in securities	$104,308,983	$2,400,000

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2017 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF*
INCOME
Dividends^	$493,770	$69
Interest	559	1
Total investment income	494,329	70

EXPENSES
Management fees	215,544	79
Total Expenses	215,544	79
Net investment income (loss)	278,785	(9)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,248,000	—
Foreign currency	(3,286)	—
Change in unrealized appreciation (depreciation) on:
Investments	7,068,892	(23,682)
Foreign currency	(7,284)	1
Net realized and unrealized
gain (loss) on investments	8,306,322	(23,681)
Net increase (decrease) in net assets
resulting from operations	$8,585,107	$(23,690)

^	Net of foreign taxes withheld of $33,328 and $12, respectively.
*	Fund commenced operations on June 27, 2017. The information presented is for the period from June 27, 2017 to June 30, 2017.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS
Net investment income (loss)	$278,785	$369,688
Net realized gain (loss) on investments	1,244,714	(500,884)
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	7,061,608	4,777,992
Net increase (decrease) in net assets
resulting from operations	8,585,107	4,646,796

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—	(361,184)
Total distributions to shareholders	—	(361,184)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	47,966,715	22,547,805
Payments for shares redeemed	(4,222,600)	(13,308,620)
Net increase (decrease) in net
assets derived from capital share
transactions (a)	43,744,115	9,239,185
Net increase (decrease) in net assets	52,329,222	13,524,797

NET ASSETS
Beginning of period/year	$65,721,199	$52,196,402
End of period/year	$118,050,421	$65,721,199
Undistributed (accumulated) net
investment income (loss)	$278,785	$—

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
	Shares	Shares
Subscriptions	1,550,000	850,000
Redemptions	(150,000)	(600,000)
Net increase (decrease)	1,400,000	250,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2017
(Unaudited)*
OPERATIONS
Net investment income (loss)	$(9)
Net realized gain (loss) on investments	—
Change in unrealized appreciation
(depreciation) on investments and foreign currency	(23,681)
Net increase (decrease) in net
assets resulting from operations	(23,690)

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,400,000
Payments for shares redeemed	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,400,000
Net increase (decrease) in net assets	$2,376,310

NET ASSETS
Beginning of period	$—
End of period	$2,376,310
Undistributed (accumulated)
net investment income (loss)	$(9)

(a)	Summary of capital share transactions is as follows:

Period Ended
June 30, 2017
(Unaudited)*
Shares
Subscriptions	200,000
Redemptions	—
Net increase (decrease)	200,000

*	Fund commenced operations on June 27, 2017. The information presented is the period from June 27, 2017 to June 30, 2017.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months Ended		Year Ended	Period Ended
	June 30, 2017		December 31,	December 31,
	(Unaudited)		2016	2015(1)
Net asset value,
beginning of period/year	$27.97		$24.86	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.11		0.18	0.06
Net realized and unrealized
gain (loss) on investments
and foreign currency	3.40		3.09	(0.16)
Total from investment operations	3.51		3.27	(0.10)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		(0.16)	(0.04)
Total distributions	—		(0.16)	(0.04)
Net asset value,
end of period/year	$31.48		$27.97	$24.86

Total return	12.58	%(3)	13.15%	(0.39	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$118,050		$65,721	$52,196

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60%	0.60	%(4)
Net investment income (loss)
to average net assets	0.78	%(4)	0.75%	0.37	%(4)

Portfolio turnover rate(5)	19	%(3)	44%	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2017(1)
	(Unaudited)
Net asset value, beginning of period	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	—	(6)
Net realized and unrealized gain (loss)
on investments and foreign currency	(0.12)
Total from investment operations	(0.12)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
Total distributions	—

Net asset value, end of period	$11.88
Total return	(0.99	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,376

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	(0.07	)%(4)

Portfolio turnover rate(5)	0	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of the ETF Series Solutions (“ESS”) or “(the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index.  U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF  commenced operations on June 27, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

U.S. Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,815,368	$—	$—	$117,815,368
Short-Term
Investments	332,256	—	—	332,256
Total Investments
in Securities	$118,147,624	$—	$—	$118,147,624

^	See Schedule of Investments for breakout of investments by country.

U.S. Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,334,043	$—	$—	$2,334,043
Short-Term
Investments	42,275	—	—	42,275
Total Investments
in Securities	$2,376,318	$—	$—	$2,376,318

^	See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc.  (the “Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

During the period ended June 30, 2017, purchase and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$14,644,017	$13,990,591
U.S. Global GO GOLD and
Precious Metal Miners ETF	—	—

During the period ended June 30, 2017, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2017, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$47,828,818	$4,208,565
U.S. Global GO GOLD and
Precious Metal Miners ETF	2,357,725	—

NOTE 5 – INCOME TAX INFORMATION

The Funds did not pay distributions during the period ended June 30, 2017.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2016 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$361,184	$—
U.S. Global GO GOLD and
Precious Metal miners ETF	N/A	N/A

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the period ended June 30, 2017.

The cost basis of investments for federal income tax purposes as of June 30, 2017 was as follows+:

		U.S. Global
		GO GOLD
	U.S. Global	and Precious
	Jets ETF	Metal Miners ETF
Tax cost of investments	$104,308,983	$2,400,000
Gross tax unrealized appreciation	14,656,234	21,382
Gross tax unrealized depreciation	(817,593)	(45,064)
Net tax unrealized
appreciation (depreciation)	$13,838,641	$(23,682)

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

As of December 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

		U.S. Global
		GO GOLD
	U.S. Global	and Precious
	Jets ETF	Metal Miners ETF*
Net tax unrealized
appreciation (depreciation)	$6,306,886	$—
Undistributed ordinary Income	—	—
Undistributed long term capital gains	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(864,653)	—
Total accumulated gain (loss)	$5,442,233	$—

*	Since the Fund has not completed a full fiscal year, as of June 30, 2017 there has been no adjustments for accumulated earnings (losses) for income tax purposes.

At December 31, 2016, U.S. Global Jets ETF deferred, on a tax-basis, post-October capital losses of $113,447 and no late-year ordinary losses.

As of December 31, 2016, U.S. Global Jets ETF had a short-term capital loss carryforward of $751,180. This amount does not have an expiration date.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the each Fund is $300. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received for the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Airline Companies Risk. The U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited) (Continued)

Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Periods Ended June 30, 2017 (Unaudited)

As a shareholder of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017) for U.S. Global Jets ETF and current period (June 27, 2017 – June 30, 2017) for U.S. Global GO GOLD and Precious Metal Miners ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Periods Ended June 30, 2017 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2017	June 30, 2017	During the Period(1)
Actual	$1,000.00	$1,125.80	$3.16
Hypothetical (5% annual	$1,000.00	$1,021.82	$3.01
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by the number of days in the current six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 27, 2017	June 30, 2017	During the Period(2)
Actual	$1,000.00	$ 990.10	$0.07
Hypothetical (5% annual	$1,000.00	$1,000.48	$0.07
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized current expense period ratio, 0.60%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 4 days, and divided by the number of days in the current fiscal period.

U.S. Global ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 26, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of the U.S. Global Jets ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and providing an index to the Fund.

U.S. Global ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2016, in the set of materials they had received in advance of the Meeting. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that for the one-year and since inception periods ended December 31, 2016, the Fund trailed its underlying index before fees and expenses, but such underperformance reflected the global nature of the index and the difficulties in tracking stocks across different markets and time zones. The Board also noted that the Fund had been operating for less than two years, which was a short period of time by which to judge the Adviser’s performance.

Cost of Services Provided and Economies of Scale.  The Board reviewed the expense ratio for the Fund and compared it to the universe of US Miscellaneous Sector exchange-traded funds as reported by Morningstar. The Board noted that the expense ratio for the Fund was generally in line with the median of its Category Peer Group.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

U.S. Global ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.usglobaletfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.usglobaletfs.com.

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Adviser
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF
Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date    August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
              Paul R. Fearday, President (principal executive officer)

Date    August 30, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date    August 30, 2017